Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Other Finance Expenses
Schedule of components of interest expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Interest expense	$13,235	$14,720	$26,586	$29,055
Amortization of debt issuance cost and fair value of debt assumed	566	596	1,138	1,163
Total interest expense	$13,801	$15,316	$27,724	$30,218

Schedule of components of other finance expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Bank fees, charges	$143	$144	$249	$261
Commitment fees	92	55	182	90
Total other finance expense	$235	$199	$431	$351